Wasmer Schroeder High Yield Municipal Fund
Schedule of Investments
May 31, 2020 (Unaudited)

MUNICIPAL BONDS - 97.16%	Principal Amount	Value
Arizona - 2.37%
Arizona Industrial Development Authority Revenue Bonds
4.50%, 1/1/2049 (Callable 7/1/2029)	$1,000,000	$865,730
La Paz County Industrial Development Authority Revenue Bonds
5.00%, 2/15/2038 (Callable 2/15/2028)	700,000	756,882
		1,622,612
California - 6.16%
California Health Facilities Financing Authority Revenue Bonds
5.00%, 8/15/2052 (Callable 8/15/2023)	500,000	539,545
California Statewide Communities Development Authority Revenue Bonds
5.25%, 12/1/2029 (Callable 12/1/2024)	500,000	530,255
5.25%, 12/1/2044 (Callable 12/1/2024)	500,000	513,770
5.00%, 6/1/2051 (Callable 6/1/2029)	1,000,000	942,990
Golden State Tobacco Securitization Corp. Revenue Bonds
3.50%, 6/1/2036 (Callable 6/1/2022)	500,000	501,005
Palomar Health California Revenue Bonds
5.00%, 11/1/2028 (Callable 11/1/2026)	1,000,000	1,187,230
		4,214,795
Colorado - 3.18%
Colorado Health Facilities Authority Revenue Bonds
4.00%, 8/1/2049 (Callable 8/1/2029)	500,000	508,355
Denver Colorado Convention Center Hotel Authority Revenue Bonds
5.00%, 12/1/2033 (Callable 12/1/2026)	750,000	778,140
Park Creek Metropolitan District Revenue Bonds
4.00%, 12/1/2034 (Callable 12/1/2029) (AGM Insured)	745,000	891,497
		2,177,992
Connecticut - 0.57%
State of Connecticut General Obligation Bonds
5.00%, 4/15/2028	315,000	390,244
District of Columbia - 1.10%
District of Columbia Revenue Bonds
6.50%, 10/1/2041 (Callable 4/1/2021)	750,000	751,650

Florida - 10.76%
Capital Trust Agency, Inc. Revenue Bonds
7.50%, 6/1/2048 (Callable 6/1/2028) (b)	1,000,000	889,820
City of Tampa Florida Revenue Bonds
4.00%, 4/1/2050 (Callable 4/1/2030)	500,000	528,595

Florida Higher Educational Facilities Financial Authority Revenue Bonds
5.00%, 4/1/2030 (Callable 4/1/2026)	750,000	845,310
Halifax Hospital Medical Center Florida Hospital Revenue Bonds
5.00%, 6/1/2036 (Callable 6/1/2026)	500,000	568,720
Lee County Industrial Development Authority Revenue Bonds
4.50%, 10/1/2032 (Callable 10/1/2022)	500,000	471,880
5.50%, 10/1/2047 (Callable 10/1/2022)	750,000	753,090
5.00%, 11/15/2049 (Callable 11/15/2026)	1,000,000	1,010,479
Miami-Dade County Educational Facilities Authority Revenue Bonds
5.00%, 4/1/2030 (Callable 4/1/2025)	500,000	560,545
Midtown Miami Community Development District Special Assessment
5.00%, 5/1/2037 (Callable 5/1/2023)	350,000	356,150
School District of Broward County
5.00%, 7/1/2030	500,000	658,435
Village Community Development District No. 13 Special Assessment
3.375%, 5/1/2034 (Callable 5/1/2029)	250,000	241,220
3.70%, 5/1/2050 (Callable 5/1/2029)	500,000	472,285
		7,356,529
Georgia - 0.66%
Cobb County Kennestone Hospital Authority Revenue Bonds
5.00%, 4/1/2028 (Callable 4/1/2023)	415,000	451,283

Guam - 1.15%
Guam Government Waterworks Authority Revenue Bonds
5.00%, 7/1/2035 (Callable 7/1/2024)	500,000	526,310
Guam Power Authority Revenue Bonds
5.00%, 10/1/2034 (Callable 10/1/2022)	250,000	257,103
		783,413
Illinois - 8.60%
Chicago Board of Education General Obligation Bonds
5.00%, 12/1/2046 (Callable 12/1/2028)	1,000,000	940,630
City of Chicago Illinois General Obligation Bonds
5.00%, 1/1/2025	1,285,000	1,337,247
5.50%, 1/1/2039 (Callable 1/1/2025)	1,025,000	1,046,464
City of Chicago Illinois Waterworks Revenue Bonds
5.00%, 11/1/2044 (Callable 11/1/2024)	500,000	527,755
State of Illinois General Obligation Bonds
5.25%, 7/1/2030 (Callable 7/1/2023)	1,020,000	1,032,372
5.00%, 2/1/2039 (Callable 2/1/2024)	1,000,000	1,000,260
		5,884,728

Iowa - 1.38%
Iowa Higher Education Loan Authority Revenue Bonds
5.00%, 10/1/2037 (Callable 10/1/2025)	1,000,000	941,860

Kansas - 0.69%
Overland Park Development Corp. Revenue Bonds
5.00%, 3/1/2049 (Callable 3/1/2029)	500,000	472,665

Louisiana - 2.91%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds
3.50%, 11/1/2032 (Callable 11/1/2027)	1,000,000	990,040
Louisiana Public Facilities Authority Revenue Bonds
5.00%, 5/15/2042 (Callable 5/15/2027)	500,000	559,655
Parish of St. John the Baptist Louisiana Revenue Bonds
2.20%, 6/1/2037 (c)	500,000	438,185
		1,987,880
Maine - 1.00%
Maine Health & Higher Education Facilities Authority Revenue Bonds
5.00%, 7/1/2024 (Callable 7/1/2023)	630,000	686,070

Maryland - 2.65%
Maryland State Economic Development Corp. Student Housing Revenue Bonds
5.00%, 7/1/2039 (Callable 7/1/2025)	750,000	779,168
Maryland State Economic Development Corp. Transportation Revenue Bonds
5.00%, 6/1/2035 (Callable 6/1/2028)	1,000,000	1,035,590
		1,814,758
Massachusetts - 1.53%
Massachusetts Development Finance Agency Revenue Bonds
5.00%, 7/1/2044 (Callable 7/1/2025)	500,000	534,480
5.125%, 7/1/2044 (Callable 7/1/2024)	500,000	509,400
		1,043,880
Michigan - 5.02%
City of Detroit Michigan General Obligation Bonds
5.00%, 4/1/2031 (Callable 4/1/2028)	500,000	524,295
5.00%, 4/1/2032 (Callable 4/1/2028)	500,000	521,175
5.00%, 4/1/2035 (Callable 4/1/2028)	500,000	514,145
Flint Hospital Building Authority Revenue Bonds
4.00%, 7/1/2038 (Callable 7/1/2030)	500,000	531,600
Great Lakes Water Authority Water Supply System Revenue Bonds
5.00%, 7/1/2030 (Callable 7/1/2026)	500,000	612,225
Michigan Finance Authority Revenue Bonds
5.00%, 7/1/2044 (Callable 7/1/2024)	700,000	733,453
		3,436,893

Minnesota - 7.39%
Southcentral Minnesota Multi-County Housing & Redevelopment Authority Revenue Bonds
1.50%, 2/1/2000 (a)	15,000	7,500
1.50%, 2/1/2002 (a)	30,000	15,000
1.50%, 2/1/2005 (a)	20,000	10,000
1.50%, 2/1/2006 (a)	20,000	10,000
1.50%, 2/1/2007 (a)	65,000	32,500
1.50%, 6/1/2008 (a)	10,000	5,000
1.50%, 2/1/2017 (a)	450,000	225,000
1.50%, 2/1/2025 (a)	9,500,000	4,750,000
		5,055,000
Missouri - 2.04%
City of St. Louis Missouri Airport Revenue Bonds
5.00%, 7/1/2032 (Callable 7/1/2029)	425,000	511,607
Kirkwood Industrial Development Authority Revenue Bonds
5.25%, 5/15/2050 (Callable 5/15/2027)	1,000,000	883,660
		1,395,267
Nevada - 1.03%
Clark County School District General Obligation Bonds
5.00%, 6/15/2031 (Callable 12/15/2027)	580,000	704,236
New Jersey - 6.56%
New Jersey Economic Development Authority School Facilities Revenue Bonds
5.00%, 6/15/2025	500,000	532,705
5.00%, 6/15/2034 (Callable 6/15/2024)	1,000,000	1,028,350
New Jersey Transportation Trust Fund Authority Revenue Bonds
4.625%, 6/15/2030 (Callable 6/15/2025)	1,000,000	1,025,730
South Jersey Transportation Authority Revenue Bonds
5.00%, 11/1/2039 (Callable 11/1/2024)	1,000,000	1,062,930
Tobacco Settlement Financing Corp. Revenue Bonds
5.25%, 6/1/2046 (Callable 6/1/2028)	750,000	836,985
		4,486,700
New York - 4.77%
City of New York NY General Obligation Bonds
5.00%, 8/1/2030	695,000	926,324
County of Nassau New York General Obligation Bonds
5.00%, 4/1/2031 (Callable 4/1/2027)	450,000	540,783
Metropolitan Transportation Authority Revenue Bonds
5.25%, 11/15/2055 (Callable 5/15/2030)	500,000	550,030
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
5.00%, 2/1/2043 (Callable 2/1/2027)	500,000	589,730
New York Liberty Development Corp. Revenue Bonds
5.25%, 10/1/2035	500,000	655,770
		3,262,637

North Carolina - 0.48%
North Carolina Medical Care Commission Revenue Bonds
5.00%, 1/1/2039 (Callable 1/1/2027)	335,000	326,675

Ohio - 1.33%
Franklin County Convention Facilities Authority Revenue Bonds
5.00%, 12/1/2051 (Callable 12/1/2029)	1,000,000	911,600

Oklahoma - 0.80%
Oklahoma Development Finance Authority Revenue Bonds
5.50%, 8/15/2057 (Callable 8/15/2028)	500,000	545,205

Oregon - 1.41%
Clackamas County Hospital Facility Authority Revenue Bonds
5.00%, 11/15/2032 (Callable 11/15/2025)	450,000	469,602
5.00%, 11/15/2052 (Callable 11/15/2025)	500,000	496,805
		966,407
Pennsylvania - 2.91%
City of Philadelphia Pennsylvania Water & Wastewater Revenue Bonds
5.00%, 11/1/2054 (Callable 11/1/2029)	500,000	613,690
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds
5.00%, 6/1/2035 (Callable 6/1/2028)	500,000	595,050
Lancaster County Hospital Authority Revenue Bonds
5.00%, 3/1/2040 (Callable 3/1/2027)	500,000	471,220
School District of Philadelphia General Obligation Bonds
5.00%, 9/1/2031 (Callable 9/1/2028)	250,000	310,970
		1,990,930
Puerto Rico - 2.55%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
5.00%, 7/1/2028 (Callable 6/29/2020) (AGC Insured)	270,000	271,634
Puerto Rico Electric Power Authority Revenue Bonds
5.00%, 7/1/2022 (Callable 6/29/2020) (NATL Insured)	305,000	306,274
5.00%, 7/1/2024 (Callable 6/29/2020) (AGM Insured)	200,000	201,286
Puerto Rico Highways & Transportation Authority Revenue Bonds
4.75%, 7/1/2038 (Callable 6/29/2020) (NATL Insured)	500,000	461,805
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
5.00%, 7/1/2058 (Callable 7/1/2028)	501,000	501,381
		1,742,380
South Carolina - 0.80%
South Carolina Public Service Authority Revenue Bonds
5.00%, 12/1/2056 (Callable 12/1/2026)	500,000	545,815

Tennessee - 2.84%
Chattanooga Health, Educational, and Student Housing Facility Board Revenue Bonds
5.00%, 10/1/2029 (Callable 10/1/2025)	500,000	512,175
City of Memphis Tennessee General Obligation Bonds
4.00%, 5/1/2034 (Callable 5/1/2028)	500,000	592,990
Shelby County Health Educational & Housing Facilities Board Revenue Bonds
5.75%, 10/1/2059 (Callable 10/1/2025)	1,000,000	836,680
		1,941,845
Texas - 5.47%
Austin Convention Enterprises, Inc. Revenue Bonds
5.00%, 1/1/2034 (Callable 1/1/2027)	850,000	799,221
Central Texas Regional Mobility Authority Revenue Bonds
5.00%, 1/1/2046 (Callable 1/1/2026)	750,000	802,260
Central Texas Turnpike System Revenue Bonds
5.00%, 8/15/2034 (Callable 8/15/2024)	750,000	802,358
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
5.00%, 8/15/2049 (Callable 8/15/2024)	750,000	743,115
North Texas Tollway Authority Revenue Bonds
5.00%, 1/1/2043 (Callable 1/1/2028)	500,000	595,810
		3,742,764
Washington - 2.61%
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds
4.50%, 9/1/2022	190,000	187,992
5.25%, 9/1/2032 (Callable 9/1/2022)	500,000	490,230
Skagit County Public Hospital District No. 1 Revenue Bonds
4.00%, 12/1/2026	500,000	571,810
5.00%, 12/1/2037 (Callable 12/1/2023)	500,000	534,945
		1,784,977
Wisconsin - 4.44%
Public Finance Authority Revenue Bonds
5.00%, 6/15/2049 (Callable 6/15/2026)	520,000	489,668
5.00%, 6/15/2054 (Callable 6/15/2026)	450,000	415,535
Wisconsin Health & Educational Facilities Authority Revenue Bonds
5.25%, 12/1/2049 (Callable 12/1/2022)	500,000	502,980
5.00%, 3/15/2050 (Callable 3/15/2030)	1,075,000	1,186,746
5.00%, 11/1/2054 (Callable 11/1/2026)	500,000	439,980
		3,034,909
TOTAL MUNICIPAL BONDS (Cost $67,162,705)		66,454,599

MONEY MARKET FUND - 2.43%	Shares	Value
Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class, 0.08% (d)	1,662,896	1,662,896
TOTAL MONEY MARKET FUND (Cost $1,662,896)		1,662,896

Total Investments (Cost $68,825,601) - 99.59%		68,117,495
Other Assets in Excess of Liabilities - 0.41%		280,917
TOTAL NET ASSETS - 100.00%		$68,398,412

Percentages are stated as a percent of net assets.

Scheduled principal and interest payments are guaranteed by the following bond insurers.
AGC - Assured Guaranty Corp.
AGM - Assured Guaranty Municipal Corp.
NATL - National Public Finance Guarantee
The insurance does not guarantee the market value of the municipal bonds.

(a)
The securities are in default and are not making full payments of interest and principal when due. The securities are making semi-annual distributions of variable amounts of cash flow. These amounts are determined by factors including, but not limited to, property occupancy levels, per unit rental rates and capital reinvestment expenses. The coupon accrual rate being utilized by the Fund is reviewed annually for consistency by the portfolio manager and will generally be based upon 50-150% of prior period distributions, depending on changes in the previously mentioned factors.

(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."  As of May 31, 2020, the value of these investments was $889,820 or 1.30% of total net assets.

(c)	Variable rate security; the rate shown represents the rate at May 31, 2020.
(d)	Rate shown is the 7-day annualized yield at May 31, 2020.

Wasmer Schroeder High Yield Municipal Fund
Summary of Fair Value Disclosure at May 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principals generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2020:

Wasmer Schroeder High Yield Municipal Fund	Level 1	Level 2	Level 3	Total

Municipal Bonds	$-	$66,454,599	$-	$66,454,599
Money Market Fund	1,662,896	-	-	1,662,896
Total Investments	$1,662,896	$66,454,599	$-	$68,117,495

Refer to the Fund’s schedule of investments for a detailed break-out of municipal bonds by state. For the period ended May 31, 2020, the Fund did not recognize any transfers to or from Level 3.